Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
INCOME TAX

NOTE 9 - INCOME TAX

The Company and its Israeli subsidiary are taxed under Israel tax laws:

A.	Tax rates

After the Company consummates its Net Operating Losses, the corporate tax rate applicable for the years 2023-2025, is 23%.

B.	Tax assessments

The Company and its subsidiary have tax assessments that are considered to be final through tax year 2019.

C.	Losses for tax purposes carried forward to future years

As of December 31, 2025, CollPlant Biotechnologies Ltd. and CollPlant Ltd had approximately $54,008 and $52,579, respectively, of net carried forward tax losses which are available to be offset against future taxable income in future with no limited period of use.

D.	Deferred income taxes

	2025	2024
Deferred tax assets
Net operating loss carryforward	$24,515	$18,684
Research and development expenses	1,945	2,034
Offering costs	84	-
Operating lease liabilities	655	709
Share-based compensation	2,192	2,028
Total gross deferred tax assets	29,391	23,455
Less – valuation allowance	(28,833)	(22,767)

Deferred tax liabilities:
Operating lease assets	558	688
Net deferred tax assets	$-	$-

Realization of deferred tax assets is contingent upon sufficient future taxable income during the period that deductible temporary differences and carried forward losses are expected to be available to be offset against taxable income. As the achievement of required future taxable income is not likely, the Company recorded a full valuation allowance.

E.	Reconciliation of theoretical tax expenses to actual expenses

For the years ended December 31, 2024 and 2023, the primary difference between the statutory tax rate of the Company and the effective rate results virtually from the changes in valuation allowance in respect of carried forward tax losses for tax purposes and research and development expenses due to the uncertainty of the realization of such tax benefits.

F.	Uncertain tax positions

As of December 31, 2025 and 2024, the Company does not have a provision for uncertain tax positions.

G.	Roll forward of valuation allowance:

Balance at December 31, 2024	$(22,767)
Change	(6,066)
Balance at December 31, 2025	$(28,833)

H.	Income taxes:

A reconciliation of the provision for income taxes to the amount computed by applying the 23% statutory Israeli income tax rate to income before income taxes after the adoption of ASU 2023-09 is as follows:

	Year Ended December 31, 2025
		Percent
Tax at Israeli Statutory Rate	$(2,642)	(23)%
Changes in Valuation Allowances	2,587	23%
Nontaxable and nondeductible Items
Share-based payment awards	230	2%
Other adjustments	(175)	(2)%

Effective Tax Rate	$-	0%

Taxes paid were not disclosed as they were immaterial.